SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2020
Significant Accounting Policies [Abstract]
Schedule of Company and its subsidiaries at the end of the reporting period

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries at the end of the reporting period as follows:

	Incorporation	Percentage owned
		2020	2019	2018
Liquid Media Group (Canada) Ltd. (“Liquid Canada”)	Canada	100%	100%	100%
Companies owned by Liquid Canada:
Majesco Entertainment Company (“Majesco)	USA	0%	51%	51%

On January 9, 2018, Liquid Canada acquired 51% of the shares of Majesco Entertainment Company (“Majesco”), a Nevada corporation.  The Company is a provider of video game products primarily for the mass-market consumer (Notes 5 and 20).  The Company deconsolidated Majesco as of August 31, 2020 as control was lost.

All significant intercompany accounts and transactions between the Company and its subsidiaries have been eliminated upon consolidation.

Non-controlling interest represented the portion of a subsidiary’s earnings and losses and net assets that is not held by the Company.  If losses in a subsidiary applicable to a non-controlling interest exceed the non-controlling interest in the subsidiary’s equity, the excess is allocated to the non-controlling interest except to the extent that the majority has a binding obligation and is able to cover the losses.

Subsidiaries

Subsidiaries are all entities over which the Company has exposure to variable returns from its involvement and has the ability to use power over the investee to affect its returns.  The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity.  Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases.

Schedule of estimated useful lives of intangible assets	Video game catalogues 15 years Platform coding 3 years